Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan.

We design and assess our program based on ISO27001 – the international standard for information security management systems. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use ISO27001 as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management program includes:

●	Risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, and our broader enterprise IT environment;
●	A team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	The use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	Cybersecurity awareness training of our employees, and senior management;
●	A cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
●	A third party risk management process for service providers, suppliers, and vendors who have access to our critical systems and information.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management program includes:

●	Risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, and our broader enterprise IT environment;
●	A team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	The use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	Cybersecurity awareness training of our employees, and senior management;
●	A cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
●	A third party risk management process for service providers, suppliers, and vendors who have access to our critical systems and information.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.

The Audit Committee receives quarterly updates from management on our cybersecurity activities. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board has also received briefings from management on our cyber risk management program. Board members have also received presentations on cybersecurity topics from our Finance & IT Director or external experts as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Audit Committee receives quarterly updates from management on our cybersecurity activities. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board has also received briefings from management on our cyber risk management program. Board members have also received presentations on cybersecurity topics from our Finance & IT Director or external experts as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]

Our management team is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and any retained external cybersecurity consultants. Our management team’s experience includes technology leadership roles at Rolls-Royce, Royal Mail and Vodafone.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	management team
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team’s experience includes technology leadership roles at Rolls-Royce, Royal Mail and Vodafone.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true